SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Notes Payable And Convertible Notes
Convertible notes and debenture	$ 131,000	$ 520,797	$ 313,550
Unamortized discounts	(24,032)	(97,276)	(38,854)
Premium, net		114,400	124,629
Convertible notes, net	$ 106,968	$ 537,921	$ 399,325